SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 15.5%
	U.S. Treasury Inflation-Indexed Notes, 0.125% due 1/15/2030 - 1/15/2032	$3,885,355	$ 3,584,223
	U.S. Treasury Notes,
	1.875% due 2/15/2032	920,000	820,813
	3.50% due 10/31/2027 - 10/15/2028	1,146,000	1,145,620
	3.625% due 10/31/2030	383,000	381,474
	3.75% due 10/31/2032	241,000	238,477
	3.875% due 8/15/2034	1,583,000	1,559,502
	4.00% due 2/15/2034	1,030,000	1,027,425
	4.25% due 8/15/2035	2,391,000	2,410,053
	4.50% due 11/15/2033	850,000	878,156
	U.S. Treasury Strip Coupon, 6.215% due 8/15/2034	1,890,000	1,313,439
	Total U.S. Treasury Securities (Cost $13,184,487)		13,359,182
	U.S. Government Agencies — 7.2%
	Federal Farm Credit Banks Funding Corp., 3.00% due 3/8/2032	715,000	670,248
	HNA Group LLC (Guaranty: Export-Import Bank of the United States), 2.291% due 6/30/2027	428,705	421,077
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[a]	2.06% due 1/15/2026	175,000	175,093
[a]	2.512% due 1/15/2026	263,750	263,536
	Small Business Administration Participation Certificates,
	Series 2007-20D Class 1, 5.32% due 4/1/2027	17,193	17,338
	Series 2007-20F Class 1, 5.71% due 6/1/2027	12,607	12,774
	Series 2007-20I Class 1, 5.56% due 9/1/2027	53,334	53,978
	Series 2007-20K Class 1, 5.51% due 11/1/2027	38,695	39,240
	Series 2008-20G Class 1, 5.87% due 7/1/2028	112,837	115,400
	Series 2011-20G Class 1, 3.74% due 7/1/2031	245,172	243,564
	Series 2011-20K Class 1, 2.87% due 11/1/2031	379,061	368,950
	Series 2014-20H Class 1, 2.88% due 8/1/2034	284,808	273,622
	Series 2015-20B Class 1, 2.46% due 2/1/2035	275,175	259,598
	Series 2015-20I Class 1, 2.82% due 9/1/2035	586,385	558,041
	Series 2017-20I Class 1, 2.59% due 9/1/2037	1,331,967	1,239,693
	Series 2017-20K Class 1, 2.79% due 11/1/2037	666,397	624,106
	Thirax 1 LLC (Guaranty: Export-Import Bank of the United States), 0.968% due 1/14/2033	931,708	834,838
	Total U.S. Government Agencies (Cost $6,471,957)		6,171,096
	Mortgage Backed — 68.1%
[b,c]	Federal Agricultural Mortgage Corp. Mtg Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A, 2.18% due 1/25/2051	3,703,207	3,075,685
	Federal Home Loan Mortgage Corp., Pool WN2511, 4.90% due 11/1/2032	2,250,000	2,312,836
	Federal Home Loan Mtg Corp.,
[c]	Pool 1L0049, 6.132% (H15T1Y + 2.15%) due 2/1/2046	747,640	764,889
	Pool D98887, 3.50% due 1/1/2032	141,681	140,314
	Pool E09025, 2.50% due 3/1/2028	12,807	12,658
	Pool J37586, 3.50% due 9/1/2032	98,156	97,244
	Pool RE6097, 2.00% due 5/1/2051	1,868,396	1,479,087
	Pool RE6119, 2.50% due 12/1/2051	1,631,742	1,354,110
	Pool SE9046, 3.00% due 12/1/2051	1,845,477	1,633,427
	Pool T61943, 3.50% due 8/1/2045	74,386	69,482
	Pool T65457, 3.00% due 1/1/2048	360,086	321,996
	Pool WN2382, 4.34% due 6/1/2028	565,000	568,816
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 3922 Class PQ, 2.00% due 4/15/2041	17,641	17,427
[c]	Series 4105 Class FG, 4.498% (SOFR30A + 0.51%) due 9/15/2042	385,108	380,530
	Series 4120 Class TC, 1.50% due 10/15/2027	98,954	97,050
	Series 4120 Class UE, 2.00% due 10/15/2027	147,744	145,345
	Series 5469 Class QA, 4.50% due 11/25/2054	532,126	528,571
	Series 5558 Class EV, 5.00% due 6/25/2036	482,594	488,957
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
	Series K095 Class A2, 2.785% due 6/25/2029	577,000	556,999
	Series KHG1 Class A3, 3.341% due 12/25/2027	289,346	286,723
	Series KIR1 Class A2, 2.849% due 3/25/2026	196,000	195,212
	Series KJ46 Class A2, 4.796% due 10/25/2031	216,000	222,130
[c]	Series KJ47 Class A2, 5.43% due 6/25/2031	149,000	155,572

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Series KJ48 Class A2, 5.028% due 10/25/2031	$ 379,000	$ 393,063
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[c]	Series 2017-3 Class HA, 3.25% due 7/25/2056	715,950	677,562
[c]	Series 2017-4 Class HT, 3.25% due 6/25/2057	2,281,347	2,055,475
	Series 2017-4 Class MT, 3.50% due 6/25/2057	515,414	465,610
[c]	Series 2018-1 Class HA, 3.00% due 5/25/2057	903,952	849,987
[c]	Series 2018-2 Class HA, 3.00% due 11/25/2057	473,729	454,511
	Series 2018-3 Class HA, 3.00% due 8/25/2057	652,975	611,373
	Series 2018-4 Class HA, 3.00% due 3/25/2058	837,529	785,144
	Series 2018-4 Class MA, 3.50% due 3/25/2058	536,293	523,043
	Series 2019-2 Class MA, 3.50% due 8/26/2058	1,375,517	1,331,946
	Series 2019-3 Class MA, 3.50% due 10/25/2058	516,663	502,491
	Series 2019-4 Class MA, 3.00% due 2/25/2059	834,427	784,815
	Series 2020-1 Class MA, 2.50% due 8/25/2059	1,200,039	1,116,523
	Series 2020-2 Class MA, 2.00% due 11/25/2059	1,199,230	1,092,265
	Series 2020-3 Class MA, 2.00% due 5/25/2060	395,862	356,566
	Series 2020-3 Class MT, 2.00% due 5/25/2060	546,897	433,429
	Series 2022-1 Class MTU, 3.25% due 11/25/2061	900,642	779,012
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA6808, 3.00% due 2/1/2052	879,920	782,750
	Pool SB8010, 2.50% due 10/1/2034	376,687	359,733
	Pool SB8030, 2.00% due 12/1/2034	609,389	569,224
	Pool SB8502, 2.00% due 8/1/2035	363,406	340,407
	Pool ZS4730, 3.50% due 8/1/2047	638,963	599,808
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2015-SC02 Class 2A, 3.50% due 9/25/2045	180,404	159,782
	Series 2016-SC01 Class 1A, 3.00% due 7/25/2046	675,936	587,782
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	211,992	188,730
	Series 2016-SC02 Class 2A, 3.50% due 10/25/2046	139,063	123,604
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	1,191,925	1,035,233
	Series 2017-SC01 Class 2A, 3.50% due 12/25/2046	422,146	375,466
	Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	260,351	224,238
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	114,625	101,269
	Federal National Mtg Assoc.,
[c]	Pool 895572, 6.445% (RFUCCT1Y + 1.82%) due 6/1/2036	43,148	44,303
	Pool BF0130, 3.50% due 8/1/2056	277,688	256,615
	Pool BF0144, 3.50% due 10/1/2056	397,399	372,037
[c]	Pool BH4524, 3.712% (5-Yr. CMT + 1.150%) due 6/1/2046	1,170,178	1,137,462
[c]	Pool BM6885, 1.595% (2.20% - SOFR30A) due 12/1/2051	406,082	382,081
	Pool BM6983, 3.00% due 3/1/2052	958,490	810,094
	Pool BS6056, 3.85% due 8/1/2032	290,000	281,414
	Pool BZ4611, 5.425% due 11/1/2032	498,756	516,393
[c]	Pool CB2214, 1.531% (2.20% - SOFR30A) due 11/1/2051	435,930	414,266
[c]	Federal National Mtg Assoc., CMBS, Series 2018-SB47 Class A5H, 4.823% (SOFR30A + 0.81%) due 1/25/2038	250,449	249,419
	Federal National Mtg Assoc., CMO REMIC,
[c]	Series 2009-17 Class AH, 0.479% due 3/25/2039	160,854	133,487
	Series 2011-70 Class CA, 3.00% due 8/25/2026	102,438	101,816
[c]	Series 2013-81 Class FW, 4.289% (SOFR30A + 0.41%) due 1/25/2043	640,798	634,820
[c]	Series 2013-92 Class FA, 4.539% (SOFR30A + 0.66%) due 9/25/2043	465,475	462,983
	Series 2024-25 Class VB, 5.50% due 3/25/2035	467,696	479,633
	Series 2024-70 Class MP, 4.50% due 10/25/2054	453,695	448,944
	Series 2025-90 Class PC, 4.00% due 10/25/2055	357,235	347,792
	Federal National Mtg Assoc., Grantor Trust, CMO, Series 2017-T1 Class A, 2.898% due 6/25/2027	987,310	972,369
	Federal National Mtg Assoc., UMBS Collateral,
	Pool AJ1752, 3.50% due 9/1/2026	40,638	40,447
	Pool AL6582, 3.50% due 4/1/2030	188,942	187,947
	Pool AL9445, 3.00% due 7/1/2031	5,741	5,655
	Pool AS9749, 4.00% due 6/1/2047	234,225	226,236
	Pool AU2669, 2.50% due 10/1/2028	167,615	165,083
	Pool BM4864, 3.50% due 5/1/2033	416,111	413,216
	Pool CA0942, 2.50% due 12/1/2032	472,785	456,188
	Pool CA4102, 3.50% due 8/1/2029	218,505	217,267
	Pool CA5271, 2.50% due 3/1/2035	657,207	629,087
	Pool FM1523, 2.50% due 8/1/2029	168,758	165,864
	Pool FM2831, 2.50% due 5/1/2032	694,947	677,251

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Pool FM3494, 2.50% due 4/1/2048	$ 314,312	$ 274,222
	Pool FM4936, 2.00% due 12/1/2035	977,179	913,985
	Pool FM5458, 1.50% due 12/1/2035	984,298	892,422
	Pool FS0916, 3.00% due 3/1/2052	2,314,625	2,048,223
	Pool FS6212, 1.50% due 5/1/2032	244,934	232,794
	Pool MA2353, 3.00% due 8/1/2035	446,006	429,441
	Pool MA3465, 4.00% due 9/1/2038	267,699	264,356
	Pool MA3681, 3.00% due 6/1/2034	197,400	191,871
	Pool MA3896, 2.50% due 1/1/2035	65,307	62,242
	Pool MA4390, 2.00% due 7/1/2031	1,919,586	1,848,098
	Pool MA5581, 3.50% due 12/1/2039	547,842	532,782
	Government National Mtg Assoc.,
[c]	Pool 894205, 5.375% (H15T1Y + 1.50%) due 8/20/2039	72,519	73,161
[c]	Pool MA0100, 5.625% (H15T1Y + 1.50%) due 5/20/2042	104,894	107,147
	Pool MA0907, 2.00% due 4/20/2028	153,886	151,093
	Government National Mtg Assoc., CMBS,
	Series 2022-147 Class B, 2.20% due 10/16/2063	1,250,000	874,040
	Series 2023-104 Class AD, 4.00% due 1/16/2065	410,760	392,341
	Government National Mtg Assoc., CMO,
	Series 2016-H04 Class HA, 2.25% due 7/20/2065	123,724	119,645
	Series 2017-186 Class VA, 3.00% due 2/20/2031	891,397	886,032
	Series 2025-110 Class L, 1.00% due 6/20/2051	377,438	344,191
	Series 2025-139 Class DT, 5.00% due 3/20/2065	336,331	337,566
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO,
	Series 2020-2 Class A1C, 2.00% due 9/25/2030	1,466,336	1,366,415
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	1,466,336	1,356,502
	Total Mortgage Backed (Cost $61,955,774)		58,494,639
	Corporate Bonds — 3.1%
	Utilities — 3.1%
	Electric Utilities — 3.1%
[b]	Caledonia Generating LLC, 1.95% due 2/28/2034	2,994,992	2,650,753
			2,650,753
	Total Corporate Bonds (Cost $2,924,529)		2,650,753
	Short-Term Investments — 1.3%
[d]	State Street Institutional Treasury Money Market Fund, Premier Class, 3.70%,	1,172,897	1,172,897
	Total Short-Term Investments (Cost $1,172,897)		1,172,897
	Total Investments — 95.2% (Cost $85,709,644)		$81,848,567
	Other Assets Less Liabilities — 4.8%		4,085,839
	Net Assets — 100.0%		$85,934,406

Footnote Legend
a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $5,726,438, representing 6.66% of the Fund’s net assets.
c	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2025.
d	Rate represents the money market fund annualized seven-day yield at December 31, 2025.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT1Y	Refinitiv USD Interbank Offered Rate Consumer Cash Fallbacks Term 1 Year
SOFR30A	Secured Overnight Financing Rate 30-Day Average
UMBS	Uniform Mortgage-Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	December 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term U.S. Government Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has seven classes of shares of beneficial interest: Class A, Class C, Class C2, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.